Expense Example, No Redemption	Sep. 20, 2024 USD ($)
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	$ 221